Significant Accounting Policies - Schedule of Segment Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Segment revenue
Sales to external customers	¥ 1,854,302	$ 265,162	¥ 1,585,640		¥ 1,365,865
Cost of revenue	(1,662,236)	(237,697)	(1,356,511)		(1,165,446)
Gross profit	192,066	27,465	229,129		200,419
Continuing operation [Member]
Segment revenue
Sales to external customers	1,854,302	265,162	1,585,640	$ 217,232	1,365,865
Cost of revenue	(1,662,236)	(237,697)	(1,356,511)	(185,841)	(1,165,446)
Gross profit	¥ 192,066	$ 27,465	¥ 229,129	$ 31,391	¥ 200,419
Gross profit %	10.40%	10.40%	14.50%	14.50%	14.70%
Discontinuing operation [Member]
Segment revenue
Sales to external customers					¥ 52,182
Cost of revenue					(26,364)
Gross profit					¥ 25,818
Gross profit %					49.50%
Vocational education [Member] | Continuing operation [Member]
Segment revenue
Sales to external customers	¥ 45,108		¥ 50,029		¥ 146,372
Cost of revenue	(22,121)		(25,856)		(103,708)
Gross profit	¥ 22,987		¥ 24,173		¥ 42,664
Gross profit %	51.00%	51.00%	48.30%	48.30%	29.10%
Vocational education [Member] | Discontinuing operation [Member]
Segment revenue
Sales to external customers					¥ 32,659
Cost of revenue					(20,758)
Gross profit					¥ 11,901
Gross profit %					36.40%
HR recruitment [Member] | Continuing operation [Member]
Segment revenue
Sales to external customers	¥ 17,694		¥ 24,237		¥ 61,665
Cost of revenue	(7,742)		(10,781)		(11,385)
Gross profit	¥ 9,952		¥ 13,456		¥ 50,280
Gross profit %	56.20%	56.20%	55.50%	55.50%	81.50%
HR recruitment [Member] | Discontinuing operation [Member]
Segment revenue
Sales to external customers					¥ 13,814
Cost of revenue					(752)
Gross profit					¥ 13,062
Gross profit %					94.60%
Employee management [Member]
Segment revenue
Sales to external customers					¥ 1,029,360
Cost of revenue					(946,543)
Gross profit					¥ 82,817
Gross profit %					8.00%
Employee management [Member] | Continuing operation [Member]
Segment revenue
Sales to external customers	¥ 1,719,620		¥ 1,382,580
Cost of revenue	(1,577,482)		(1,220,725)
Gross profit	¥ 142,138		¥ 161,855
Gross profit %	8.30%	8.30%	11.70%	11.70%
Employee management [Member] | Discontinuing operation [Member]
Segment revenue
Sales to external customers					¥ 4,477
Cost of revenue					(4,854)
Gross profit					¥ (377)
Gross profit %					(8.40%)
Market service [Member] | Continuing operation [Member]
Segment revenue
Sales to external customers	¥ 71,880		¥ 128,794		¥ 128,468
Cost of revenue	(54,891)		(99,149)		(103,810)
Gross profit	¥ 16,989		¥ 29,645		¥ 24,658
Gross profit %	23.60%	23.60%	23.00%	23.00%	19.20%
Market service [Member] | Discontinuing operation [Member]
Segment revenue
Sales to external customers					¥ 1,232
Gross profit					¥ 1,232
Gross profit %					100.00%